Share-based Compensation - Summary of Allocated Share-based Compensation Expense (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 12,539,724	¥ 87,299,053	¥ 57,981,487	¥ 64,055,851
Sales and Marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	643,845	4,482,323	5,641,771	1,890,690
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	10,674,198	74,311,629	38,586,741	42,848,932
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 1,221,681	¥ 8,505,101	¥ 13,752,975	¥ 19,316,229